UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

Annual Report

December 31, 2005

Dear Shareholder:

The best that can be said of 2005 is that no one will remember it. Not that there wasn't enough upsetting news.

We entered the year with the tsunami in Malaysia still on our minds; an event which killed nearly 200,000 people and devastated the lives of countless families. Then we were faced with hurricanes in the United States, their economic toll, and the feeling of helplessness in the aftermath. From the major 7.6 magnitude earthquake in Pakistan to the constant reminders that Al Qaeda is preparing some terrible event for our future, we absorbed the impact.  And of course, the seemingly endless situation in Iraq and the loss of brave American lives continues to shape our perspectives about what we can expect in our future.

From an investors perspective 2005 wasn't as bad as it could have been. GDP was up 3.5% for the year. Unemployment fell, and excluding food and energy, the inflation rate was a tame 2.2%. Around the world the major economies of Asia and Europe forged ahead.

The stock and bond markets, as they always will, balanced and weighed the impact of all of these things. The result was that the equity markets moved up a little throughout the year and long term bond prices remained relatively flat. But there a number of underlying events which changed our perceptions of what lies ahead for 2006 and beyond.

During 2005, the Federal Open Market Committee raised its target rate for Fed Funds eight times. These hikes were not unexpected, and the investment team at Ancora correctly evaluated the impact on long term rates, i.e. we believed the tightening was necessary to keep inflation and inflationary expectations in check, and as a consequence, keep a lid on long term rates. Our expectation was that long rates would rise only slightly as a result, and so we adjusted the Ancora Income Fund's portfolio to reflect this by shortening its duration. While this reduced the risk associated with increasing interest rates without affecting our return, we were unable to realize the price benefits associated with long term yields actually declining. The Long Term Treasury Index produced a total return of 6.5% while the Intermediate Term Treasury Index, which was more indicative of our portfolio mix, produced a 1.56% return.

The Ancora Income Fund paid 11 monthly distributions (none in January) of 5 cents per share but had no capital gains to distribute in December.

Based upon the average price of the shares during 2005, the distribution was approximately 5.7%.

As we enter 2006, we are continuing to "inflation proof" our portfolio the best we can, i.e. we are avoiding extensive exposure to increases in long term interest rates, while continuing to absorb the negative impact of increasing short term rates. Our belief is that increases in short rates are nearing an end, and that there is not enough reward in the long end of the market to warrant a high degree of exposure there.

The equity markets in 2005, were all to the positive side, albeit only barely. The S&P 500 was up 4.6%, which consisted of 1.9% in dividends added to 2.7% appreciation. The Dow Jones Industrial Average was actually negative for the year, with only the dividend yield on its components bringing the total return to 1.72%.

But these major indices did not tell the whole story. At the beginning of 2005, we believed the large capitalization stocks would begin to outperform smaller companies, and that the traditional growth stocks would begin to outperform traditional value stocks. Neither of these happened, although the miscalculation only had a minor impact on our portfolios. The Ancora Equity Fund Class D came in about 2.1 percentage points shy of the S&P, with the smaller components of this index outperforming the larger and traditional value stocks outperforming traditional growth stocks. In addition to our move towards larger, traditional growth stocks, our portfolio’s performance relative to the benchmark was hindered by our underweight of energy stocks which have had substantial moves over the last two years. Additionally, a few contrarian value positions, specifically Pfizer and Gannet, moved against us in the last half of the year and were a drag on the portfolio.

The Ancora Equity Fund begins 2006 with a two year track record exceeding the S&P 500 Index, and positioned in those stocks which we believe represent the best values of all the major corporations. During 2005, we have increased our exposure to the technology sector with stocks such as Cisco, Texas Instruments, IBM, NCR and Symantec leading the way. Likewise we continue to like healthcare and entertainment with positions in Pfizer, Lab Corp, Disney, International Game Technology and Time Warner. While we have turned neutral on Energy and Financials we continue to hold significant positions.

We have become decidedly negative on retail believing that increases in the price of energy, the anticipated slowdown in the appreciation of home equity, and the effect of increases in the rates on adjustable rate mortgages will be powerful forces in limiting additional consumer spending. Regarding the latter, the full effect of rate increases on adjustable rate mortgages has yet to play out. We believe borrowers who were paying 3.5% at the beginning or 2005 may be paying in excess of 7.0% by the end of 2006. This should create a significant headwind for consumer spending as we move into the second half of 2006.

After coming off an excellent year in 2004, with appreciation of 18.7% (vs 9.6% on the Wilshire 5000 Index), the Ancora Special Opportunities Fund was only slightly positive in 2005, versus the Wilshire 5000 which produced a total return of 5.5%. For the two year period ending in 2005, we continue to outperform this Index. Moreover, the appreciation we have experienced in the first two months of 2006, leads us to believe we are pursuing the right strategy. Our performance was hindered for a pair of key reasons, including: 1.) We held virtually no positions exposed to the energy sector and these companies contributed a great deal of the performance to the benchmark. In a fund such as ours, it is difficult to produce a “private market valuation” for companies in the energy sector, as these valuations are driven to such a large extent by the underlying commodity (oil). Therefore we tend not to focus in this sector unless it is in significant distress (trading below our estimates of liquidating value). 2.) A few large positions showed poor price performance. We continue to hold these securities and our fundamental analysis has not changed.

There are two noteworthy examples.  Quanta Capital, a small insurance company trading below book value, was purchased just weeks before Hurricane Katrina, causing a significant hit to the Company’s earnings and stock price. Cardiodynamics International, a company involved in the manufacture and development of heart-monitoring devices was purchased based on a multi-year timeframe with the belief that the company’s products would begin to gain significant traction with cardiologists. However, a weak quarterly report mid-year sent the shares tumbling. These types of events will happen from time to time in any portfolio and we believe that if we stick to our strategy, we can return to the success we had in 2004.

We are attempting to select companies which are undergoing meaningful restructurings of their balance sheets and/or their product and service offerings. In addition, we look for investments in which we believe the private market value significantly exceeds the public market value.

While shares in the banking industry declined in 2005, and the S&P Small Cap Index of Bank Stocks produced a negative 13.25%, Ancora Bancshares faired slightly better declining 5.8%.  We believe this Fund represents an excellent way to participate in what we believe will be continued consolidation in the banking industry.  During 2005 shareholders benefit from this consolidation when one of its holdings, Hibernia Corp, announced it was being acquired.

Finally, on January 10, 2006, Ancora launched its fifth fund entitled the Ancora Homeland Security Fund.  As the name implies this Fund will focus on companies which manufacturer products or supply services designed to protect Americans from man made and/or natural disasters.  Although there is no guarantee, the prices on many of the companies which now comprise our portfolio appreciated in the aftermath of 9-11, and more recently, in the West Virginia coal mine disaster. Rather than taking advantage of such tragedies, we view our mission as supplying capital to companies which aid in saving the lives of Americans if such events continue to occur.

Sincerely,

Richard A Barone

The funds are distributed by Ancora Securities, Inc. member NASD/SIPC. As distributor, they have selling agreements in place with broker dealers that have sold you the Ancora Funds

Ancora Income Fund - Schedule of Investments
December 31, 2005

	Shares	Value

Convertible Preferred Stocks - 5.72%
Ford Motor Company - 6.500%	7,000	193,200
Glenborough Realty - 7.750%	16,000	403,200
Travelers PPTY Casualty - 4.500%	13,100	324,356

TOTAL CONV PREF. STOCKS (Cost $1,041,334)		920,756

Corporate Bond Trust Certificates - 43.33%
Abbey National Plc. - 7.375% (a)	4,000	102,400
BAC Capital Trust III - 7.000%	12,000	306,120
Bear Stearns Capital Trust - 7.800%	20,000	509,000
Cabco-AOL - 7.625%	6,800	173,672
Citigroup Capital VI - 7.125%	20,000	507,400
Corporate-Backed Trust Boeing Co. - 6.050%	15,000	362,250
Corporate-Backed Trust BellSouth Corp. - 6.000%	7,500	176,475
Corporate-Backed Trust Lehman Brothers - 7.750%	9,000	227,700
CorTS Trust Bristol Myers Squibb - 6.800%	1,500	38,535
CorTS Trust Disney - 6.875%	14,500	371,925
CorTS Trust IBM - 7.000%	21,000	531,300
CorTS Trust Verizon - 7.375%	18,800	479,776
Dominion Res Cap Trust III - 8.400%	10,000	254,300
Equity Residential - 6.48%	8,300	198,121
General Motors Acceptance Corporation - 7.350%	10,000	215,200
Household Capital Trust VI - 8.250%	10,000	254,000
Lincoln National Capital Trust - 7.65%	3,600	91,476
MBNA Capital D - 8.125%	15,000	392,700
Merrill Lynch - 7.000%	20,000	512,400
NB Capital Corporation - 8.350%	3,900	103,389
Preferredplus Trust - Merrill Lynch. - 6.000%	14,000	331,380
*See accompanying notes which are an integral part of the financial statements
Ancora Income Fund - Schedule of Investments - (continued)
December 31, 2005

Preferredplus Trust - Liberty Media Corp. - 7.000%	3,000	59,700
Preferredplus Trust - Goodrich Corp. - 7.875%	10,000	255,000
Southern Company Capital Trust VI - 7.125%	20,000	515,400

TOTAL CORP. BOND TRUST CERT (Cost $7,150,831)		6,969,619

Investment Company Funds - 30.95%

Closed-End Bond Funds - 25.07%
1838 Bond-Debenture Trading Fund	30,000	517,800
Allmerica Securities Trust	18,500	167,795
American Income Fund Inc.	11,000	83,930
Blackrock Income Opportunity Trust	16,000	172,160
Dreyfus High Yield Strategies Fund	25,000	98,500
Evergreen Mananged Income Fund	42,000	663,600
High Income Opportunity Fund	35,000	212,100
High Yield Plus Fund	34,000	112,200
John Hancock Income Securities Trust	35,000	478,800
MFS Intermediate Income Trust	20,000	124,600
Nuveen Quality Preferred Income Fund	27,000	334,800
Pimco Floating Rate Income Fund	3,300	61,380
Pimco Floating Rate Strategy Fund	6,100	108,946
Putnam Master Intermediate Income Trust	55,000	333,850
Putnam Premier Income Trust	55,000	333,850
Western Asset/Claymore U.S. Treasury	19,000	228,190
		4,032,501
Closed-End Bond Funds, Senior Securities - 4.36%
Gabelli Global Multi Media Trust - 6.000%	9,000	220,410
Royce Value Trust Inc. - 5.900%	20,000	481,000
		701,410

*See accompanying notes which are an integral part of the financial statements
Ancora Income Fund - Schedule of Investments - (continued)
December 31, 2005

Convertible Securities Funds - 1.52%
TCW Convertible Securities Fund	52,000	243,880

TOTAL INVESTMENT CO. FUNDS (Cost $5,019,725)		4,977,791

REIT Preferred Shares - 12.94%
American Financial Realty Trust	25,000	300,000
Cousins Properties, Inc. 7.750%	15,000	386,250
Developers Diversified Realty Corporation - 8.600%	20,000	513,600
Kimco Realty - 6.650%	13,500	346,950
Prologis Trust - 6.750%	10,400	256,880
Public Storage - 7.500%	10,800	278,748

TOTAL REIT PREF. SHARES (Cost $2,150,947)		2,082,428

Money Market Securities - 8.94%
First American Government Obligations Fund -
Class Y, 3.81%, (b)	1,437,884	$ 1,437,884

TOTAL MONEY MARKET SEC. (Cost $1,437,884)		1,437,884

TOTAL INVESTMENTS (Cost $16,800,721) - 101.88%		$ 16,388,478

Liabilities in excess of other assets - -1.88%		(302,097)

TOTAL NET ASSETS - 100.00%		$ 16,086,381

(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2005.
*See accompanying notes which are an integral part of the financial statements

Ancora Income Fund - Performance

Annual Total Returns
(for periods ended December 31, 2005)
			Since Inception
	Six Months	One Year	01/05/04

Ancora Income Fund - Class C *	-1.63%	0.60%	2.68%

Ancora Income Fund - Class D *	-1.63%	0.80%	2.89%

Lehman Aggregate Bond Index **	-2.16%	0.30%	2.31%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Lehman Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index

Ancora Income Fund - Performance

Comparison of the Growth of $1,000,000 investmement from inception 1/5/04
Ancora Income Fund - Class D
amd Lehman Aggregate Bond Index

1,080,000
1,060,000
1,040,000
1,020,000
1,000,000
980,000
960,000
940,000
Value
Ancora Income Fund Class D - ($1,047,568)
Lehman Aggregate Bond Index - ($1,046,558)
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
Date

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2005.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Ancora Equity Fund - Schedule of Investments
December 31, 2005

Common Stocks - 88.37%	Shares	Value

Aerospace/Defense - 4.35%
Goodrich Corp.	5,000	$ 205,500
L 3 Communications Holdings, Inc.	6,000	446,100
		651,600
Chemicals - 3.22%
Dow Chemical Co.	11,000	482,020

Commercial Banks - 1.99%
U.S. Bancorp	10,000	298,900

Communication - 1.87%
Sprint Nextel Corp.	12,000	280,320

Computer Equipment & Software - 17.67%
Cisco Systems, Inc. (a)	27,000	462,240
Computer Associates International, Inc.	15,000	422,850
Intel Corp.	12,000	299,520
NCR Corp. (a)	12,000	407,280
International Business Machines Corp.	3,500	287,700
Symantec Corp. (a)	22,000	385,000
Texas Instruments, Inc.	12,000	384,840
		2,649,430
Consumer Products and Services - 6.63%
3M Co.	5,000	387,500
Coca Cola Co.	10,000	403,100
Conagra Foods, Inc.	10,000	202,800
		993,400

*See accompanying notes which are an integral part of the financial statements
Ancora Equity Fund - Schedule of Investments - (continued)
December 31, 2005

Energy - 6.50%
Anadarko Petroleum, Inc.	4,000	379,000
Apache Corp.	7,000	479,640
ConocoPhillips	2,000	116,360
		975,000
Entertainment/Media - 7.73%
Gannett Co. Inc.	5,000	302,850
Walt Disney Co.	15,000	359,550
Time Warner, Inc.	28,500	497,040
		1,159,440
Finance Services - 17.61%
American Express Co.	7,000	$ 360,220
Ameriprise Financial, Inc.	1,900	77,900
Bear Stearns Co.	3,500	404,355
Berkshire Hathaway Finance Corp. (a)	200	587,100
JP Morgan Chase & Co.	10,000	396,900
MBNA Corp.	15,000	407,250
Merrill Lynch & Co., Inc.	6,000	406,380
		2,640,105
Healthcare - 8.54%
Abbott Laboratories, Inc.	7,000	276,010
Invacare, Inc.	10,000	314,900
Laboratory Corp. of America Holdings	5,000	269,250
Pfizer, Inc.	18,000	419,760
		1,279,920
Machinery and Equipment - 12.26%
General Electric Co.	15,000	525,750
Honeywell International, Inc.	12,000	447,000
International Game Technology	10,000	307,800
Pall Corp.	10,000	268,600
Tyco International LTD.	10,000	288,600
		1,837,750

*See accompanying notes which are an integral part of the financial statements

Ancora Equity Fund - Schedule of Investments - (continued)
December 31, 2005

TOTAL COMMON STOCKS (Cost $12,484,620)		13,247,885

Money Market Securities - 8.78%
First American Government Obligations Fund -	1,316,642	1,316,642
Class A, 3.81% (b)

TOTAL MONEY MARKET SEC. (Cost $1,316,642)		1,316,642

TOTAL INVESTMENTS (Cost $13,801,262) - 97.15%		$ 14,564,527
.
Other assets in excess of liabilities - 2.85%		427,852

TOTAL NET ASSETS - 100.00%		$ 14,992,379

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2005

*See accompanying notes which are an integral part of the financial statements

Ancora Equity Fund - Performance

Annual Total Returns
(for periods ended December 31, 2005)
			Since Inception
	Six Months	One Year	01/05/04

Ancora Equity Fund - Class C *	2.99%	1.98%	7.10%

Ancora Equity Fund - Class D *	3.15%	2.46%	7.62%

S&P 500 Index **	5.40%	4.55%	7.18%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The S&P 500 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index

Ancora Equity Fund - Performance

Comparison of the Growth of $1,000,000 investmement from inception 1/5/04
Ancora Equity Fund Class D
and S&P 500 Index

Ancora Equity Fund Class D - ($1,157,339)
S&P 500 Index - ($1,147,980)
Value
1,180,000
1,160,000
1,140,000
1,120,000
1,100,000
1,080,000
1,060,000
1,040,000
1,020,000
1,000,000
980,000
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
Date

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2005.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Ancora Special Opportunity Fund - Schedule of Investments
December 31, 2005

Common Stocks - 72.13%	Shares	Value

Computer Equipment & Software - 9.92%
Alloy Online, Inc.	33,000	95,370
Applied Digital Solutions Inc. (a)	70,000	200,200
Echelon Corp. (a)	10,000	78,300
InFocus Corp. (a)	67,000	268,670
OSI Systems, Inc. (a)	15,000	275,850
Symmetricom, Inc. (a)	45,000	381,150
		1,299,540
Consumer Products and Services - 12.81%
Bombay Company, Inc. (a)	38,000	112,480
Cobra Electronics Corp. (a)	25,000	334,250
DELIA*S, Inc. (a)	16,500	136,950
Meade Instruments Corp. (a)	95,500	260,715
National Beverage Corp.	30,000	293,100
Nautilus, Inc.	20,000	373,200
The Stephan Company	48,900	167,238
		1,677,933
Entertainment - 9.13%
Gray Television, Inc. - Class A	32,000	289,600
Hearst-Argyle Television, Inc.	12,000	286,200
Liberty Media Corp. - Class A	30,000	236,100
Time Warner, Inc.	22,000	383,680
		1,195,580
Financial Services - 9.63%
Ameriserv Financial, Inc.	22,000	96,360
First Albany Companies, Inc.	24,500	170,275
Hypercom Corp. (a)	35,000	223,650
Intersections, Inc. (a)	37,000	345,580
Mercer Insurance Group, Inc. (a)	12,400	186,000
Quanta Capital Holdings, Ltd. (a)	47,000	239,700

*See accompanying notes which are an integral part of the financial statements

Ancora Special Opportunity Fund - Schedule of Investments - (continued)
December 31, 2005

		1,261,565
Healthcare - 10.95%
AP Pharma, Inc. (a)	100,000	$ 153,000
Bio-Rad Laboratories, Inc. (a)	5,000	327,200
Cardiodynamics International Corp. (a)	152,600	184,646
HEALTHSOUTH Corp. (a)	65,000	318,500
Isotechnika, Inc. (a)	20,000	33,800
Mine Safety Appliances Co.	11,500	416,415
		1,433,561
Machinery and Equipment - 12.03%
Active Power, Inc. (a)	55,000	211,750
ADC Telecommunications, Inc. (a)	14,000	312,480
Cubic Corp.	20,500	409,180
Lydall, Inc. (a)	42,000	342,300
Methode Electronics, Inc.	30,000	299,100
		1,574,810
Services - 7.66%
Cendant Corp.	17,000	293,250
RailAmerica, Inc. (a)	32,000	351,680
Cronos Group	10,000	126,000
RAE Systems, Inc. (a)	66,000	231,660
		1,002,590

TOTAL COMMON STOCKS (Cost $9,055,047)		9,445,579

Investment Company Funds - 7.28%
Boulder Total Return Fund	37,200	624,589
Zweig Total Return Fund, Inc.	70,000	329,000

TOTAL INVESTMENT COMPANY FUNDS (Cost $983,458)		953,589

*See accompanying notes which are an integral part of the financial statements

Ancora Special Opportunity Fund - Schedule of Investments - (continued)
December 31, 2005

Money Market Securities - 18.18%
First American Government Obligations Fund -	2,381,280	2,381,280
Class S, 3.81% (b)

TOTAL MONEY MARKET SECURITIES (Cost $2,381,280)		2,381,280

TOTAL INVESTMENTS (Cost $12,419,785) - 97.59%		$ 12,780,448

Other assets in excess of liabilities - 2.41%		315,870

TOTAL NET ASSETS - 100.00%		$ 13,096,318

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2005.

*See accompanying notes which are an integral part of the financial statements

Ancora Special Opportunity Fund - Performance

Annual Total Returns
(for periods ended December 31, 2005)
			Since Inception
	Six Months	One Year	01/05/04

Ancora Special Opportunity Fund - Class C *	5.55%	0.47%	9.09%

Ancora Special Opportunity Fund - Class D *	5.67%	0.79%	9.61%

Wilshire 5000 Index **	6.36%	5.52%	7.57%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Whilshire 5000 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

Ancora Special Opportunity Fund - Performance

Comparison of the Growth of $1,000,000 investmement from inception 1/5/04
Ancora Special Opportunity Fund - Class D
and Wilshire 5000 Index

Special Opportunity Fund Class D - ($1,200,336)
Wilshire 5000 Index - ($1,156,301)
Value
1,240,000
1,200,000
1,160,000
1,120,000
1,080,000
1,040,000
1,000,000
960,000
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
Date

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2005.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Ancora Bancshares - Schedule of Investments
December 31, 2005

Common Stocks - 102.02%	Shares	Value

Insurance - 5.84%
Mercer Insurance Group, Inc. (a)	3,000	45,000
Montpelier Re Holdings Ltd.	1,000	18,900
Platinum Underwriters Holdings Ltd.	2,000	62,140
		126,040
Savings Institutions - 34.03%
FirstFed Financial Corp. (a)	2,500	136,300
First Niagara Financial Group, Inc.	10,000	144,700
Independence Community Bank Corp.	2,000	79,460
IndyMac Bancorp, Inc.	2,500	97,550
Itla Capital Corporation (a)	2,200	107,470
New York Community Bancorp, Inc.	5,000	82,600
Sovereign Bancorp, Inc.	4,000	86,480
		734,560
Commercial Banks - 62.15%
AmeriServ Financial, Inc.	10,000	43,800
Bank of Hawaii Corp.	1,500	77,310
Central Pacific Financial Corp.	3,000	107,760
City National Corp.	1,500	108,660
Columbia Bancorp	6,005	132,601
Commerce Bancshares, Inc.	1,653	86,154
Community Bancorp (a)	3,000	94,830
FirstBank Corp.	3,143	72,977
First Community Bancshares, Inc.	3,000	93,480
Franklin Bancorp (a)	6,000	107,940
Irwin Financial Corp.	3,000	64,260
Mainsource Financial Group	2,000	35,700
Mercantile Bancshares Corp.	2,000	112,880

*See accompanying notes which are an integral part of the financial statements
Ancora Bancshares - Schedule of Investments – (continued)
December 31, 2005

North Fork Bancorporation, Inc.	2,000	54,720
Oriental Financial Group Inc.	5,000	61,800
Partners Trust Financial Group, Inc.	5,000	60,250
Washington Trust Bancorp, Inc.	1,000	26,180
		1,341,302

TOTAL COMMON STOCKS (Cost $2,076,100)		2,201,902

Liabilities in excess of other assets - -2.02%		(43,586)

TOTAL NET ASSETS - 100.00%		$ 2,158,316

(a) Non-income producing.

*See accompanying notes which are an integral part of the financial statements

Ancora Bancshares - Performance

Annual Total Returns
(for periods ended December 31, 2005)
			Since Inception
	Six Months	One Year	01/06/04

Ancora Bancshares - Class D *	-4.71%	-7.52%	- 0.05%

S&P Small Cap Regional Bank Index **	-3.73%	-13.19%	3.47%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The S&P Small Cap Regional Bank Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

*** The return above is presented with the effect of sales load or contingent deferred sales charges.  Had the charges not been incurred, annual returns would be as follows:

Annual Total Returns
(for periods ended December 31, 2005)
			Since Inception
	Six Months	One Year	01/06/04

Ancora Bancshares - Class D *	-2.98%	-5.75%	1.03%
Ancora Bancshares - Performance

Comparison of the Growth of $1,000,000 investmement from inception 1/6/04
Ancora Bancshares - Class D
and S&P Small Cap Regional Bank Index

Ancora Bancshares Class D - ($1,020,641)
S&P Small Cap Index - ($1,070,195)
1,280,000
1,240,000
1,200,000
1,160,000
1,120,000
1,080,000
1,040,000
1,000,000
960,000
Value
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
Date

The chart above assumes an initial investment of $1,000,000 made on January 6, 2004 (commencement of Fund operations) and held through December 31, 2005.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

This page is left intentionally blank

To The Shareholders and

Board of Trustees of

Ancora Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ancora Trust (the “Funds”) comprising the Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund, and Ancora Bancshares as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of December 31, 2005, by correspondence with the Funds’ custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds constituting the Ancora Trust as of December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As disclosed in Note 8, the Ancora Income Fund restated its financial highlights for the year ended December 31, 2005.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 17, 2006 (except for Note 8 for which the date is April 25, 2006)

Statements of Assets and Liabilities
December 31, 2005
			Ancora
	Ancora	Ancora	Special
	Income	Equity	Opportunity	Ancora
	Fund	Fund	Fund	Bancshares
Assets
Investments in securities:
At Cost	$16,800,721	$13,801,262	$12,419,785	$2,076,100
At Fair Value	$16,388,478	$14,564,527	$12,780,448	$2,201,902
Cash	-	560,342	397,388	-
Interest receivable	2,996	6,640	10,024	110
Dividends receivable	69,711	16,146	1,650	955
Receivable for investments sold	626	-	-	-
Prepaid expenses	1,962	3,018	2,199	2,115
Total assets	16,463,773	15,150,673	13,191,709	2,205,082

Liabilities
Payable for investments purchased	307,557	120,678	58,899	-
Payable for Fund shares redeemed	-	-	2,655	-
Custodian bank overdraft	34,510	-	-	29,613
Payable to advisor	12,565	12,775	11,343	3,133
12b-1 fees payable	6,112	8,424	6,052	494
Administration fees payable	1,357	1,277	1,135	195
Accrued expenses	15,291	15,140	15,307	13,331
Total liabilities	377,392	158,294	95,391	46,766

Net Assets:	$16,086,381	$14,992,379	$13,096,318	$2,158,316
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	16,816,351	14,264,543	12,735,171	2,031,158
Accumulated net realized gain (loss) on investments	(317,727)	(35,429)	484	1,356
Net unrealized appreciation /
depreciation on investments	(412,243)	763,265	360,663	125,802

Net Assets	$16,086,381	$14,992,379	$13,096,318	$2,158,316

*See accompanying notes which are an integral part of the financial statements
Statements of Assets and Liabilities - (continued)
December 31, 2005

Shares Outstanding	1,694,042	1,365,405	2,445,402	213,669
Class C:

Net assets applicable to Class C shares	$11,043,079	$ 8,822,587	$ 5,926,642	N/A

Shares outstanding (unlimited numbers of shares authorized
	1,164,559	806,499	1,112,833	N/A

Net asset value, offering price, and redemption price per share
	$ 9.48	$ 10.94	$ 5.33	N/A

Class D:

Net assets applicable to Class D shares	$ 5,043,302	$ 6,169,792	$ 7,169,676	$2,158,316

Shares outstanding (unlimited numbers of shares authorized)
	529,483	558,906	1,332,569	213,669

Net asset value, offering price, and redemption price per share	$ 9.52	$ 11.04	$ 5.38	$ 10.10
				(a)
Minimum redemption price per share	N/A	N/A	N/A	$ 9.92

(a) Shares are subject to a 1.75% redemption fee on shares redeemed within one year of purchase. The fee decreases to 1.00% in the second year and is eliminated after that.

*See accompanying notes which are an integral part of the financial statements

Statements of Operations
December 31, 2005
			Ancora
	Ancora	Ancora	Special
	Income	Equity	Opportunity	Ancora
	Fund	Fund	Fund	Bancshares
Investment Income
Dividend income	$ 1,028,215	$ 144899	$ 65,739	$ 51,975
Interest income	24,458	33,332	75,266	1,344
Total Income	1,027,273	178,231	141,005	53,319

Expenses
Investment advisor fee	138,873	119,227	103,892	38,862
12b-1 fees
Class C	48,244	53,972	35,665	-
Class D	10,720	12,175	14,214	6,576
Fund accounting expenses	25,992	26,721	27,564	24,899
Transfer agent expenses	12,128	15,910	14,226	10,335
Legal expenses	9,231	9,231	9,231	9,219
Administration expenses	13,746	11,923	10,390	2,604
Pricing expenses	3,649	3,441	3,544	1,281
Insurance expenses	3,304	1,837	1,627	835
Miscellaneous expenses	7,088	7,014	6,139	5,889
Custodian expenses	5,404	2,677	5,114	1,292
Auditing expenses	10,478	10,922	11,257	11,764
Printing expenses	1,734	1,233	1,870	824
Trustees expenses	1,862	1,817	1,734	1,503
24f-2 expenses	1,283	934	738	325
Registration expenses	1,585	1,991	1,637	947
Total Expenses	295,321	281,025	248,842	117,155
Waived fees	(26,890)	-	-	-
Total operating expenses	268,431	281,025	248,842	117,155
Net Investment Income (Loss)	758,842	(102,794)	(107,837)	(63,836)

*See accompanying notes which are an integral part of the financial statements
Statements of Operations – (continued)
December 31, 2005

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(231,219)	773,020	1,085,493	38,444
Capital gain income from investment companies	14,654	-	20,520	2,479
Change in unrealized appreciation (depreciation) on investment securities	(514,774)	(221,700)	(464,280)	(136,371)
Net realized and unrealized gain (loss) on investment securities	(731,339)	551,320	641,733	(95,448)
Net increase (decrease) in net assets resulting from operations	($ 27,503)	($448,526)	($533,896)	$ (159,284)

*See accompanying notes which are an integral part of the financial statements

Statements of Changes in Net Assets
December 31, 2005
	Ancora Income Fund		Ancora Equity Fund

		(a)		(a)
	Year Ended	Period Ended	Year Ended	Period Ended
	31-Dec-05	31-Dec-04	31-Dec-05	31-Dec-04
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 758,842	$ 476,169	$ (102,794)	$(100,859)
Net realized gain (loss) on invest. sec.	(231,219)	(101,162)	773,020	78,111
Capital gain income from invest. Co.	14,654	-	-	-
Chng in net unrealized apprec / deprec	(514,774)	102,531	(221,700)	984,965
Net increase (decrease) in net assets	27,503	477,538	448,526	962,217
resulting from operations
Distributions
From net investment income, Cl. C	(519,564)	(323,660)	-	-
From net investment income, Cl. D	(241,469)	(150,318)	-	-
From short-term cap. gains, Cl. C	-	-	(168,400)	-
From short-term cap. gains, Cl. D	-	-	(119,111)	-
From long-term cap. gains, Cl. C	-	-	(243,561)	-
From long-term cap. gains, Cl. D	-	-	(172,272)	-
From return of cap. Cl. C	(32,289)	-	-	-
From return of cap. Cl. D	(2,862)	-	-	-
Total distributions	(796,184)	(473,978)	(703,344)	-

Capital Share Trans. - Class C
Proceeds from sale of shrs	5,491,323	8,271,425	3,239,815	6,016,795
Shrs issued in reinvest. of dvds.	107,280	41,925	197,188	-
Shrs redeemed	(1,602,236)	(715,853)	(777,887)	(282,326)
	3,996,367	7,597,497	2,659,116	5,734,469
Capital Share Trans. - Class D
Proceeds from sale of shrs	2,289,558	3,522,507	3,884,504	2,334,962
Shrs issued in reinves. of dvds.	67,062	20,328	163,969	-
Shrs redeemed	(405,822)	(235,995)	(362,835)	(129,205)
	1,950,798	3,306,840	3,685,638	2,205,757

*See accompanying notes which are an integral part of the financial statements
Statements of Changes in Net Assets – (continued)
December 31, 2005

Net increase in net assets
resulting from cap share trans.	5,947,165	10,904,337	6,344,754	7,940,226

Total increase in net assets	5,178,484	10,907,897	6,089,936	8,902,443

Net Assets
Beginning of period	$10,907,897	$ -	$8,902,443	$ -
End of period	$16,086,381	$10,907,897	$14,992,379	$8,902,443
Accumulated undistributed net	$ -	$ 2,191	$ -	$ -
net investment income

Capital Share Trans. - C Shares
Shrs sold	543,212	829,581	287,952	597,971
Shrs issued in reinvest. of distrib.	11,068	4,255	17,926	-
Shrs repurchased	(163,551)	(72,972)	(69,365)	(27,985)
Net increase from cap. shr. trans.	390,729	760,864	236,513	569,986

Capital Share Trans. - D Shares
Shrs sold	231,391	354,303	356,592	232,793
Shrs issued in reinvest. of distrib.	6,925	2,064	14,772	-
Shrs repurchased	(41,412)	(23,789)	(32,525)	(12,726)
Net increase from cap. shr trans.	196,904	332,578	338,839	220,067

(a) For the period January 5, 2004 (commencement of operations) through December 31, 2004.

*See accompanying notes which are an integral part of the financial statements

Statements of Changes in Net Assets – (continued)
December 31, 2005
	Ancora Special
	Opportunity Fund		Ancora Bancshares
	(a)			(b)
	Year Ended	Period Ended	Year Ended	Period Ended
	31-Dec-05	31-Dec-04	31-Dec-05	31-Dec-04
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (107,837)	$ (49,041)	$ (63,836)	$ (81,932)
Net realized gain (loss) on invest. sec.	1,085,493	304,472	38,444	60,149
Cap gain income from invest. Co.	20,520	-	2,479	-
Chng in net unrealized apprec / deprec	(464,280)	824,943	(136,371)	262,173
Net increase (decrease) in net assets resulting from operations	533,896	1,080,374	(159,284)	240,390

Distributions
From short-term cap. gains, Cl. C	(381,039)	(77,674)	-	-
From short-term cap. gains, Cl. D	(425,976)	(64,821)	-	-
From long-term cap. gains, Cl. C	(138,539)	-	-	-
From long-term cap. gains, Cl. D	(165,074)	-	(27,347)	-
Total distributions	(1,110,628)	(142,495)	(27,347)	-

Capital Share Transactions – Class A (c)
Proceeds from sale of shrs	-	-	-	120,688
Shrs redeemed	-	-	-	(47,882)
Shrs redeemed - merger into Cl. D	-	-	(79,148)	-
	-	-	(79,148)	72,806
Capital Share Transactions - Class C
Proceeds from sale of shrs	2,735,851	3,807,905	-	-
Shrs issued in reinvest of dvds.	155,229	19,057	-	-
Shares redeemed	(505,182)	(400,525)	-	-
	2,385,898	3,426,437	-	-
Capital Share Transactions - Class D
Proceeds from sale of shrs	4,577,726	2,978,412	143,935	2,687,315
Shrs issued in reinvest. of dvds.	235,650	8,056	8,733	-
Shrs issued – merger of Cl. A shrs	-	-	79,148	-
Shrs redeemed	(734,773)	(142,235)	(808,232)	-
	4,078,603	2,844,233	(576,416)	2,687,315
Net increase (decrease) in net assets
resulting from cap. shr trans.	6,464,501	6,270,670	(655,564)	2,760,121

*See accompanying notes which are an integral part of the financial statements
Statements of Changes in Net Assets – (continued)
December 31, 2005

Total increase (decrease) in net assets	5,887,769	7,208,549	(842,195)	3,000,511

Net Assets
Beginning of period	$ 7,208,549	$ -	$ 3,000,511	$ -
End of period	$13,096,318	$7,208,549	$ 2,158,316	$3,000,511
Accumulated undistributed
net investment income	$ -	$ -	$ -	$ -

Capital Share Transactions - A Shares (c)
Shrs sold	-	-	-	12,134
Shrs repurchased	-	-	-	(4,450)
Shrs redeemed - merger into Cl. D	-	-	(7,684)	-
Net increase (decrease) in net assets
resulting from cap. shr trans.	-	-	(7,684)	7,684

Capital Share Transactions - C Shares
Shrs sold	500,982	748,945	-	-
Shrs issued in reinvest. of distrib.	29,309	3,297	-	-
Shrs repurchased	(92,098)	(77,602)	-	-
Net increase from cap shr trans.	438,193	674,640	-	-

Capital Share Transactions - D Shares
Shrs sold	859,247	588,378	13,778	268,784
Shrs issued in reinvest. of distrib.	44,036	1,387	851	-
Shrs issued - merger of Cl. A shrs	-	-	7,692	-
Shrs repurchased	(132,348)	(28,131)	(77,436)	-
Net increase (decrease)
from cap shr trans.	770,935	561,634	(55,115)	268,784

(a) For the period January 5, 2004 (commencement of operations) through December 31, 2004.
(b) For the period January 6, 2004 (commencement of operations) through December 31, 2004.
(c) Bancshares Class A closed and merged into Class D on March 31, 2005.

*See accompanying notes which are an integral part of the financial statements

Class C
Financial Highlights for a Fund Share Outstanding – throughout the period

	Ancora Income Fund		Ancora Equity Fund
		(a)		(a)
	Year Ended	Period Ended	Year Ended	Period Ended
	31-Dec-05	31-Dec-04	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 9.97	$ 10.00	$ 11.25	$ 10.00
Income from investment operations
Net investment income (loss)	0.53	0.50	(0.12)	(0.13)
Net realized /unrealized gain (loss)	(0.47)	(0.03)	0.35	1.38
Total from investment operations	0.06	0.47	0.23	1.25
Less Distributions to shareholders:
From net investment income	(0.52)	(0.50)	-	-
From net realized gain	-	-	(0.54)	-
From return of capital	(0.03)	-	-	-
Total distributions	(0.55)	(0.50)	(0.54)	-
Net asset value, end of period	$ 9.48	$ 9.97	$ 10.94	$ 11.25
Total Return (b) (c)	0.60%	4.89%	1.98%	12.50%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,043	$ 7,585	$ 8,823	$ 6,415
Ratio of exp. to avrg. net assets (d)	1.98%	2.00%	2.53%	2.92%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	2.19%	2.51%	2.53%	2.92%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	5.38%	5.54%	(1.06)%	(1.77)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	5.17%	5.03%	(1.06)%	(1.77)%
Portfolio turnover rate	87.08%	84.62%	58.79%	45.33%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class C – (continued)
Financial Highlights for a Fund share outstanding - throughout the period

	Ancora Special
	Opportunity Fund
		(a)
	Year Ended	Period Ended
	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 5.82	$ 5.00
Income from investment operations
Net investment income (loss)	(0.07)	(0.04)
Net realized / unrealized gain (loss)	0.09	0.98
Total from investment operations	0.02	0.94
Less Distributions to shareholders:
From net realized gain	(0.51)	(0.12)
Total distributions	(0.51)	(0.12)

Net asset value, end of period	$ 5.33	$ 5.82
Total Return (b) (c)	0.47%	18.73%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,927	$ 3,925
Ratio of exp. to avrg. net assets (d)	2.64%	3.16%
Ratio of exp. to avrg. net assets
before waiver & reimbursement (d)	2.64%	3.16%
Ratio of net investment income (loss) to avrg. net assets (d)
	(1.30)%	(1.07)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	(1.30)%	(1.07)%
Portfolio turnover rate	156.99%	110.48%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class D
Financial Highlights for a Fund share outstanding - through-out the period

	Ancora Income Fund		Ancora Equity Fund
		(a)		(a)
	Year Ended	Period Ended	Year Ended	Period Ended
	31-Dec-05	31-Dec-04	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00	$ 11.30	$ 10.00
Income from investment operations
Net investment income (loss)	0.55	0.51	(0.03)	(0.12)
Net realized / unrealized gain (loss)	(0.47)	(0.02)	0.31	1.42
Total from investment operations	0.08	0.49	0.28	1.30
Less Distributions to shareholders:
From net investment income	(0.54)	(0.50)	(0.54)	-
From return of capital	(0.01)	-	-	-
Total distributions	(0.55)	(0.50)	(0.54)	-
Net asset value, end of period	$ 9.52	$ 9.99	$ 11.04	$ 11.30
Total Return (b) (c)	0.80%	5.10%	2.46%	13.00%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,043	$ 3,322	$ 6,170	$ 2,487
Ratio of exp. to avrg. net assets (d)	1.80%	1.75%	2.10%	2.43%
Ratio of exp. to avrg. net assets
before waiver & reimbursement (d)	1.96%	2.26%	2.10%	2.43%
Ratio of net investment income (loss) to
avrg. net assets (d)	5.59%	5.88%	(0.57)%	(1.35)%
Ratio of net invest. inc. (loss) to
avrg. net assets before waiver & reimb (d)	5.44%	5.37%	(0.57)%	(1.35)%
Portfolio turnover rate	87.08%	84.62%	58.79%	45.33%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class D – (continued)
Financial Highlights for a Fund share outstanding - through-out the period

	Ancora Special
	Opportunity Fund		Ancora Bancshares
		(a)		(b)
	Year Ended	Period Ended	Year Ended	Period Ended
	31-Dec-05	31-Dec-04	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 5.85	$ 5.00	$ 10.85	$ 10.00
Income from investment operations
Net investment income (loss)	(0.04)	(0.03)	(0.25)	(0.29)
Net realized / unrealized gain (loss)	0.08	1.00	(0.37)	1.14
Total from investment operations	0.04	0.97	(0.62)	0.85
Less Distributions to shareholders:
From net realized gain	(0.51)	(0.12)	(0.13)	-
Total distributions	(0.51)	(0.12)	(0.13)	-
Paid in capital from redemption fees (c)			-
Net asset value, end of period	$ 5.38	$ 5.85	$ 10.10	$ 10.85
Total Return (d) (e)	0.79%	19.33%	-5.75%	8.50%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,170	$ 3,284	$ 2,158	$ 2,917
Ratio of exp. to avrg. net assets (f)	2.18%	2.67%	4.55%	4.19%
Ratio of exp. to avrg. net assets
before waiver & reimbursement (f)	2.18%	2.67%	4.55%	4.19%
Ratio of net investment income (loss) to
avrg. net assets (f)	(0.81)%	(0.76)%	(2.48)%	(3.41)%
Ratio of net invest. inc. (loss) to
avrg. net assets before waiver & reimb (f)	(0.81)%	(0.76)%	(2.48)%	(3.41)%
Portfolio turnover rate	156.99%	110.48%	45.31%	57.50%

(a) For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)  For the period January 6, 2004 (commencement of operations) through December 31, 2004.

(c)  Redemption fees resulted in less than $0.01 per share.

(d)  Not annualized.

(e)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f)  Annualized.

*See accompanying notes which are an integral part of the financial statements

Ancora Trust

Notes to the Financial Statements

December 31, 2005

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”) and Ancora Bancshares (the “Bancshares”) (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  The Bancshares’s investment objective is obtaining a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, other than Bancshares, is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. There is a redemption fee for Class D of Bancshares of 1.75% in the first year declining to 1.00% in the second year and eliminated thereafter.  Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

For the period January 1, 2005 through March 31, 2005, the Bancshares (the “Fund”) had two share classes: A and D.  On March 31, 2005, the Fund redeemed 7,684 shares of Class A (valued at $10.30 per share) for 7,692 shares of Class D (valued at $10.29) pursuant to an action approved by the Board of Trustees.  Subsequent to March 31, 2005, the Fund only offers Class D shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The value of each portfolio instrument held by the Funds is determined by using market prices.  If market quotations are not readily available or if an event occurs after the close of the exchange on which a Fund’s portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Fund may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices of the same securities.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund and Bancshares intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of a Fund.  At December 31, 2005, the following reclassifications were made:

	Net Investment	Net Realized
Fund	Loss	Short-Term Gains	Paid-In-Capital

Equity Fund	$ 102,794	$ (102,794)	$
Special Opportunity Fund	$ 107,837	$ (107,837)	$
Bancshares	$ 63,836	$ (11,439)	$(52,397)

Other - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC (the “Advisor”) to manage the Funds’ investments.  As sole member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  The Bancshares is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended December 31, 2005, the Advisor earned fees of $138,873 from the Income Fund, $119,227 from the Equity Fund, $103,892 from the Special Opportunity Fund and $38,862 from the Bancshares. The Advisor has voluntarily agreed to waive management fees in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D Shares.  These waivers may be discontinued at any time.  For the year ended December 31, 2005, the Advisor waived fees of $26,890 for the Income Fund.  At December 31, 2005, payables to the Advisor were $12,565, $12,775, $11,343, and $3,133 for the Income Fund, Equity Fund, Special Opportunity Fund, and Bancshares, respectively.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other services.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the year ended December 31, 2005 the fees paid were as follows:

Fund	Annual Rate	Fees Earned	Amount Payable at December 31, 2005
Income Fund
Class C	0.50%	$ 48,244
Class D	0.25%	10,720
		$ 58,964	$ 6,112
Equity Fund
Class C	0.75%	$ 53,972
Class D	0.25%	12,175
		$ 66,147	$ 8,424
Special Opportunity Fund
Class C	0.75%	$ 35,665
Class D	0.25%	14,214
		$ 49,879	$ 6,052
Bancshares
Class D	0.25%	6,576
		$ 6,576	$ 494

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the year ended December 31, 2005, Ancora Capital Inc. earned $13,746 from the Income Fund, $11,923 from the Equity Fund, $10,390 from the Special Opportunity Fund, and $2,604 from Bancshares.  As of December 31, 2005, Ancora Capital Inc. was owed $1,357, $1,277, $1,135, and $195 by the Income Fund, Equity Fund, Special Opportunity Fund, and Bancshares, respectively, for administrative services.

The Funds’ Board of Trustees have determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the year ended December 31, 2005, Ancora Securities Inc. received commissions on security transactions of $49,106 for the Income Fund, $16,131 for the Equity Fund, $31,869 for the Special Opportunity Fund, and $1,297 for Bancshares.

Effective December 31, 2005, the Trust retains Ancora Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Advisor and serves without compensation.

NOTE 4. INVESTMENTS

For the year ended December 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Income Fund	Equity Fund	Special Opportunity Fund	Bancshares
Purchases
U.S. Gov Obligations	$ -	$ -	$ -	$ -
Other	$ 16,532,622	$ 10,862,868	$ 15,210,603	$ 1,031,652
Sales
U.S. Gov Obligations	$ -	$ -	$ -	$ -
Other	$ 11,102,892	$ 6,275,578	$ 12,111,631	$ 1,676,770

At December 31, 2005, the costs of securities for federal income tax purposes were $17,055,492, $13,837,414, $12,442,302 and $2,077,148 for the Income Fund, Equity Fund, Special Opportunity Fund and Bancshares, respectively.   As of December 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

	Income Fund	Equity Fund	Special Opportunity Fund	Bancshares
Gross Appreciation	$ 170,118	$ 1,089,126	$ 872,084	$ 241,367
Gross (Depreciation)	(837,132)	(362,013)	(533,938)	(116,613)
Net App. (Dep.) on Investments	$ (667,014)	$ 727,113	$ 338,146	$ 124,754

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Fund	Percentage
Ancora Income Fund Class C	94.96%
Ancora Income Fund Class D	89.05%
Ancora Equity Fund Class C	97.15%
Ancora Equity Fund Class D	82.08%
Ancora Special Opportunity Fund Class C	94.84%
Ancora Special Opportunity Fund Class D	80.84%
Ancora Bancshares Class D	95.32%

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At December 31, 2005, the Income Fund had available for federal tax purposes an unused capital loss carry forward of $62,956, which expires in 2012. To the extent this carry forward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Ancora Income Fund Class C and Class D.  For the period ended December 31, 2005, the Fund paid monthly distributions of net investment income totaling $0.52 per share to Class C and $0.54 per share to Class D shareholders.   For the year ended December 31, 2005 the Fund paid return of capital distributions of $0.03 per share to Class C and $0.01 per share to Class D shareholders.

Ancora Equity Fund Class C and Class D.  For the year ended December 31, 2005, the Fund paid distributions of short term capital gains totaling $0.22 per share to Class C and $0.22 per share to Class D shareholders.  For the year ended December 31, 2005, the Fund paid distributions of long term capital gains totaling $0.32 per share to Class C and $0.32 per share to Class D shareholders.

Ancora Special Opportunity Fund Class C and Class D.  For the year ended December 31, 2005, the Fund paid distributions of short term capital gains totaling $0.38 per share to Class C and $0.38 per share to Class D shareholders.  For the year ended December 31, 2005, the Fund paid distributions of long term capital gains totaling $0.13 per share to Class C and $0.13 per share to Class D shareholders.

Ancora Bancshares Fund Class D.  For the year ended December 31, 2005, the Fund paid distributions of long term capital gains totaling $0.13 per share to Class D shareholders.

The tax character of distributions paid during the year ended December 31, 2005 is as follows:

	Income	Income	Equity	Equity
	Fund Cl. C	Fund Cl. D	Fund Cl. C	Fund Cl. D
Ordinary income	$519,564	$241,469	$ -	$ -
Short-term capital gain	-	-	168,400	119,111
Long-term capital gain	-	-	243,561	172,272
Return of capital	32,289	2,862	-	-
	$551,853	$244,331	$411,961	$291,383

	Special	Special
	Opportunity	Opportunity	Bancshares	Bancshares
	Fund Cl. C	Fund Cl. D	Fund Cl. A	Fund Cl. D
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	381,039	425,976	-	-
Long-term capital gain	138,539	165,074	-	27,347
	$519,578	$591,050	$ -	$ 27,347

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

			Special
	Income	Equity	Opportunity
	Fund	Fund	Fund	Bancshares
Accumulated undistributed ordinary income	$ -	$ 612	$ 2,190	$ -
Accumulated undistributed short-term
capital gains / (capital loss carry forward)	(62,956)	111	20,811	2,404
Unrealized appreciation (depreciation)	(667,014)	727,113	338,146	124,754
Total	$ (729,970)	$727,836	$361,147	$127,158

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses and losses on wash sales.

NOTE 8. RESTATEMENT

To correct a mathematical error, the Ancora Income Fund has restated the ratio of expenses to average net assets for the year ended December 31, 2005.  This restatement had no effect on the Ancora Income Fund’s net asset values, either in total or per share, or their total increase (decrease) in net assets from operations during the year.

The restatement changed the financial highlights for the year ended December 31, 2005 as follows:

Ancora Income Fund
	Restated	Originally
	Amount	Reported
Ratio of expenses to average net assets - Class C	2.00%	1.98%
Ratio of expenses to average net assets - Class D	1.75%	1.8%

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 626-2672 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2005, is available without charge upon request by  (1) calling the Funds at (866) 626-2672; and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

FUND HOLDINGS – (UNAUDITED)

Ancora Income Fund  - The Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Fund pursues its income objective by investing primarily in income-producing securities.

Ancora Equity Fund  - The Fund’s investment objective is to obtain a high total return, a combination of income and capital appreciation in the value of its shares.  The Fund pursues this objective by investing in publicly traded equity securities.

FUND HOLDINGS – (UNAUDITED) – (continued)

Ancora Special Opportunities Fund  - The Fund’s investment objective is to obtain a high total return.  The Fund pursues this objective by seeking out and investing in companies which the Advisor believes have the potential for superior returns.

Ancora Bancshares  - The Funds investment objective is to obtain a high total return.  The Fund pursues this objective by investing primarily in companies in a group of related industries that provide financial services.

MANAGEMENT OF THE FUNDS – (UNAUDITED)

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Fund. Each Trustee who is or may be deemed to be an “interested person” of the Fund, as defined in the Act, is indicated by an asterisk.

Interested Trustees

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Richard A. Barone (1) One Chagrin Highlands 2000 Auburn Drive, Suite 420 Cleveland, Ohio 44122, 61	Chairman, Treasurer and Trustee	Since August 2, 2003	Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001, Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.	4	Stephan Company (TSC)

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

MANAGEMENT OF THE FUNDS – (UNAUDITED) - (continued)

Non-Interested Trustees

Name, Address and Age	Position Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Raj Aggarwal Firestone Chair in Finance, Graduate School of Management, BSA 434, Kent State University, Kent State, OH 44242, 56	Trustee	Since 15-Nov-03	Firestone Chair in and Professor of Finance at Kent State University from 1999 to the present; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
Donald Lerner 200 North Folk Dr., Bentleyville, OH 44022, 68	Trustee	Since 15-Nov-03	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
Anne Peterson Ogan, 115 West Juniper Lane, Moreland Hills, OH 44022, 56	Trustee	Since 15-Nov-03	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.

(1)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table.

Name of Trustee	Positions Held with Affiliated Persons or Principal Underwriters of the Funds
Richard A. Barone	Ancora Advisors LLC, President; Ancora Securities, Inc., President; Ancora Capital Inc., Chairman
Bradley A. Zucker	Ancora Advisors LLC, CFO; Ancora Securities, Inc., CFO; Ancora Capital Inc., CFO

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Ancora Income Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Jul-05	31-Dec-05	31-Jul-5 to 31-Dec-05
Actual	$1,000.00	$983.69	$9.90
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,015.22	$10.06

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) – (continued)

The Ancora Income Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Jul-05	31-Dec-05	31-Jul-5 to 31-Dec-05
Actual	$1,000.00	$983.75	$9.00
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,016.13	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Ancora Equity Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Jul-05	31-Dec-05	31-Jul-5 to 31-Dec-05
Actual	$1,000.00	$1,029.85	$12.94
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,012.45	$12.83

* Expenses are equal to the Fund's annualized expense ratio of 2.53%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Ancora Equity Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Jul-05	31-Dec-05	31-Jul-5 through 31-Dec-05
Actual	$1,000.00	$1,031.43	$10.75
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,014.62	$10.66

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) – (continued)

The Ancora Special Opportunity Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Jul-05	31-Dec-05	31-Jul-5 through 31-Dec-05
Actual	$1,000.00	$1,055.47	$13.68
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,011.90	$13.39

* Expenses are equal to the Fund's annualized expense ratio of 2.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Ancora Special Opportunity Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Jul-05	31-Dec-05	31-Jul-5 through 31-Dec-05
Actual	$1,000.00	$1,056.75	$11.30
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,014.22	$11.07

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Ancora Bancshares Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Jul-05	31-Dec-05	31-Jul-5 through 31-Dec-05
Actual	$1,000.00	$970.22	$22.60
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,002.27	$22.96

* Expenses are equal to the Fund's annualized expense ratio of 4.55%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 430

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 420

Cleveland, OH 44122

INDEPENDENT ACCOUNTANTS

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8869 Brecksville Road Suite C

Brecksville, OH  44141

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses.  Please read the prospectus carefully before investing. The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund. Distributed by Ancora Securities, Inc. Member NASD/SIPC

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there has been  1_ amendment to the provisions of the code of ethics.  The nature of the amendment is as follows:

The Code of Ethics was updated in January 2005 to comply with updated Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Ancora Securities

FY 2004

$ 36,255

$ 14,350

FY 2005

$ 38,865 (includes out of pocket)

$ 15,300

(b)

Audit-Related Fees

Registrant

Adviser

FY 2004

$ N/A

$ N/A

FY 2005

$ 1,000

$ N/A

Nature of the fees:

Consent estimate.

(c)

Tax Fees

Registrant

Adviser

FY 2004

$ 4,300

$ N/A

FY 2005

$ 4,500

$ N/A

Nature of the fees:

$ 3,000 1120-RIC estimate per engagement letter, not yet billed.  $ 1,500 Form 8613 estimate, not yet billed.

(d)

All Other Fees

Registrant

Adviser

FY 2004

$ N/A

$ N/A

FY 2005

$ N/A

$ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

N/A  %

N/A %

Tax Fees:

N/A  %

N/A %

All Other Fees:

N/A  %

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2004

$ N/A

$ N/A

FY

2005

$ N/A

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 8, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12:  Exhibits

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: March 10, 2006

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